Inventories and Cost of Sales	12 Months Ended
Dec. 31, 2025
Inventories and Cost of Sales [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2025		2024	2023

Finished goods	Ps.	1,277,162	1,877,018	1,395,220
Packing material		276,331	272,958	257,686
Raw materials		169,466	117,689	130,341
		1,722,959	2,267,665	1,783,247
Merchandise in transit		274,238	237,428	247,286
	Ps.	1,997,197	2,505,093	2,030,533

Inventories recognized within the cost of sales less the amount of depreciation assigned to the cost of the product in the consolidated statement of income amounted to Ps. 4,708,578, Ps. 4,479,741 and Ps. 4,230,600 for the years of 2025, 2024, and 2023, respectively.

The cost of inventories recognized as an expense includes Ps. 133,579, Ps. 78,932 and Ps. 81,913, for the years 2025, 2024 and 2023, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.

Meanwhile, the effect of derivative financial instruments designated as accounting hedges recognized in other comprehensive income during 2025 amounted to Ps. (26,238). During the year, the Company transferred Ps. 56,127 directly to the cost of inventories; Of this amount, Ps. 39,294 affected cost of sales during the year and Ps. 16,833 remain capitalized in inventories as of December 31, 2025.